Property and equipment, net - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net
Depreciation expense	$ 648	$ 381	$ 334
Cost of revenues
Property and equipment, net
Depreciation expense	7	3	2
Research and development
Property and equipment, net
Depreciation expense	152	80	49
Sales and marketing expenses
Property and equipment, net
Depreciation expense	171	96	21
General and administrative expenses
Property and equipment, net
Depreciation expense	$ 318	$ 202	$ 262